DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.DISCONTINUED OPERATIONS

On November 18, 2021, the Company completed the disposal transaction of Sichuan Wowo with a cash consideration of RMB250,000 and recognized a corresponding loss on disposal of RMB34,276 in net income (loss) from discontinued operations in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2021.

In October 2021, the Company approved a disposal plan to sell BEST Network. All of the components of the Express segment are reported as discontinued operations in the consolidated statements of comprehensive income (loss) for the current year and all comparative periods in accordance with ASC 210-05 as the disposal plan of the express segment represented a strategic shift that had a major effect on the Company’s operations and financial results.

On December 9, 2021, the Company completed the disposal transaction of BEST Network with cash consideration of RMB3,876,286 and liabilities assumed by the buyer of RMB5,612,888. The Company recognized a gain on disposal of BEST Express of RMB3,213,599 in net income (loss) from discontinued operations in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2021.

4.DISCONTINUED OPERATIONS (CONTINUED)

The following tables set forth statement of operations and cash flows of discontinued operations of Store+ services and BEST Express (“Discontinued Operations”) which were included in the Company’s consolidated financial statements:

	For the years ended December 31,
	2021*	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue	16,334,363	—	—	—
Cost of revenue	(17,313,107)	—	—	—
Gross loss	(978,744)	—	—	—
Selling expenses	(364,917)	—	—	—
General and administrative expenses	(530,479)	(31,617)	—	—
Research and development expenses	(51,465)	—	—	—
Other operating income	243,391	—	—	—
Total operating expenses	(703,470)	(31,617)	—	—
Loss from discontinued operations	(1,682,214)	(31,617)	—	—
Interest income	15,099	—	—	—
Interest expenses	(32,613)	—	—	—
Foreign exchange loss	(2,367)	—	—	—
Gains on disposal	3,179,323	—	—	—
Other income	37,570	—	15,222	2,144
Other expense	(41,309)	(6,847)	—	—
Income (Loss) before income taxes	1,473,489	(38,464)	15,222	2,144
Income tax expense	—	—	—	—
Net income (loss) from discontinued operations	1,473,489	(38,464)	15,222	2,144

*

Including the financial results of discontinued operations of Store+ and BEST express delivery services from January 1, 2021 to November 30, 2021 and from January 1, 2021 to December 8, 2021, respectively.

During the years ended December 31, 2021, 2022 and 2023, total financial results presented in the Company’s continuing operations from the Discontinued Operations after the disposals transactions as intra-entity transactions are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue
Freight delivery	6,271	45,664	—	—
Supply chain management	4,500	16,547	—	—
Others	42,162	20,080	—	—
Total revenue	52,933	82,291	—	—
Cost of revenue
Freight delivery	(4,274)	(34,262)	—	—
Supply chain management	(3,390)	(5,315)	—	—
Others	(4,036)	(13,761)	—	—
Total cost of revenue	(11,700)	(53,338)	—	—
Interest income	4,671	—	—	—

During the year ended December 31, 2021, 2022 and 2023, the net cash inflows received by the Company’s continuing operations from the Discontinued Operations after the disposal transactions were RMB43,678, RMB246,106 and nil, respectively.